Dividends	12 Months Ended
Dec. 31, 2023
Disclosure of dividend [abstract]
Dividends

NOTE 42. DIVIDENDS
The General and Extraordinary Shareholders' Meeting held on April 25, 2023 approved the distribution of cash dividends in the amount of Ps.10,000,000 (equivalent to Ps.51,567,098 at December 31, 2023), which represented Ps.6.78 (amount stated in Argentine pesos) per share.
In addition, at said Meeting, the use of the Reserve for the eventual distribution of profits for up to Ps.75,000,000 (equivalent to Ps.386,753,250 at December 31, 2023) was approved, delegating to the Board of Directors the power to pay it on one or more occasions until the annual meeting that discusses the income of the current fiscal year. Accordingly, on May 9, 2023 a payment of Ps.35,000,000 (equivalent to Ps.154,486,921 at December 31, 2023) was made, on June 12, 2023 a payment of Ps.12,500,000 (equivalent to Ps.52,075,004 at December 31, 2023) was made, on July 10, 2023 a payment of Ps.12,500,000 (equivalent to Ps.48,968,054 at December 31, 2023) was made, on August 8, 2023 a payment of Ps.12,500,000 (equivalent to Ps.43,549,752 at December 31, 2023) was made, and on September 11, 2023 the remaining payment of Ps.12,500,000 was made (equivalent to Ps.38,625,143 at December 31, 2023).
The Ordinary and Extraordinary Shareholders' Meeting held on April 26, 2022, approved the distribution of cash dividends in the amount of Ps.11,000,000 (equivalent to Ps.115,884,765 at December 31, 2023), which represented Ps.7.46 (figure expressed in Argentine pesos) per share. On May 9, 2022, the aforementioned dividends were paid to the Company's shareholders.
Additionally, at the same Shareholders´ Meeting, the distribution of cash dividends in the amount of Ps.8,000,000 (equivalent to Ps.84,279,832 at December 31, 2023) was approved, delegating to the Board of Directors the power to partially pay it twice in the months of September 2022 and January 2023. On September 12, 2022, the payment of Ps.4,000,000 was made (which is equivalent to Ps.29,451,819 at December 31, 2023). On January 9, 2023, the remaining payment of Ps.4,000,000 was made (wich is equivalent to Ps.23,682,016 at December 31, 2023).
The Ordinary and Extraordinary Shareholders’ Meeting held on April 27, 2021, approved the partial use of the Optional Reserve for Future Income Distribution for the amount of Ps.1,500,000 (equivalent to Ps.23,549,784 at December 31, 2023) and the distribution of cash dividends for the same amount, which represented Ps.1.02 (figure expressed in Argentine pesos) per share.